Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	September 30, 2020	December 31, 2019
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$100	$63
Foreign exchange forward contracts designated as hedging instruments	220	315

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(534)	(388)
Foreign exchange forward contracts designated as hedging instruments	(552)	(326)
	$(766)	$(336)